Financial assets - Current (Tables)	6 Months Ended
Jun. 30, 2026
Financial assets - current [Abstract]
Schedule of current financial assets

	As of June 30,	As of December 31,
(in millions of $)	2026	2025
Term accounts	1,600	949
Total current financial assets	1,600	949